Fair Value Measurements - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Recurring [Member] | Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account	$ 235,596,242	$ 231,467,889